DIRECT COSTS - Schedule of Lists of Direct Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Cost of sales	$ 40,124	$ 52,224
Compensation	9,410	11,155
Depreciation and amortisation expense	9,737	9,075
Selling, general and administrative expenses	4,932	5,354
Property taxes, sales taxes and other	3,733	3,601
Total	$ 67,936	$ 81,409